Annual Fund Operating Expenses - MEDIUM-DURATION BOND FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.32%
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.39%
Investor
Operating Expenses:
Management fee	0.32%
Other expenses	0.33%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.66%